Income Tax Expense (Recovery) (Tables)	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Components of Provision for Income Tax (Expense) Recovery
The components of the provision for income tax (expense) recovery are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	$	$	$	$
Current	(380)	(3,592)	(960)	9,030
Deferred	(1,030)	(110)	1,139	651
Income tax (expense) recovery	(1,410)	(3,702)	179	9,681

Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities and accrued liabilities on the Company's unaudited consolidated balance sheets:

	Nine Months Ended September 30,
	2021	2020
	$	$
Balance of unrecognized tax benefits as at January 1	70,738	62,958
Increases for positions related to the current year	4,540	4,476
Increases for positions related to prior years	7,142	5,656
Decreases for positions related to prior years	—	(16,441)
Settlements with tax authority	—	(9,372)
Decrease related to statute of limitations	(11,314)	(1,681)
Foreign exchange gain (loss)	92	(338)
Balance of unrecognized tax benefits as at September 30	71,198	45,258